Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Basic earnings per share
Net income attributable to common shareholders	$ 3,745	$ 3,630	$ 7,435	$ 6,842
Weighted-average number of common shares outstanding (millions)	1,804.7	1,817.4	1,812.8	1,815.7
Basic earnings per share (Canadian dollars)	$ 2.08	$ 2	$ 4.1	$ 3.77
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities	$ 3,745	$ 3,630	$ 7,435	$ 6,842
Stock options potentially exercisable (millions)1	3.6	2.5	3.7	2.1
Weighted-average number of common shares outstanding – diluted (millions)	1,808.3	1,819.9	1,816.5	1,817.8
Diluted earnings per share (Canadian dollars)1	$ 2.07	$ 1.99	$ 4.09	$ 3.76
Average outstanding options excluded from calculation of diluted earnings per share	0.0	0.0	0.0	0.0